SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 16 - Consolidated statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchase of goods and services	$ 1,712.7	$ 1,703.0	$ 1,753.1
Depreciation and amortization	751.2	753.3	739.9
Financial expenses	282.9	291.5	294.3
Restructuring of operations, litigation and other items	28.6	29.1	17.5
Deferred income tax expense	108.5	12.6	132.2
Net income	701.4	542.9	760.4
Comprehensive income	721.4	522.2	829.8
Net income attributable to shareholders	695.9	540.3	765.3
Net income attributable to non-controlling interests	5.5	2.6	(4.9)
Comprehensive income attributable to shareholders	715.3	519.4	834.4
Comprehensive income attributable to non-controlling interests	$ 6.1	2.8	(4.6)
Increase (decrease) due to application of IFRS 16
Purchase of goods and services		(49.0)	(46.6)
Depreciation and amortization		35.4	34.6
Financial expenses		11.0	12.5
Restructuring of operations, litigation and other items		(0.7)	0.3
Deferred income tax expense		0.9	(0.2)
Net income		2.4	(0.6)
Comprehensive income		2.4	(0.6)
Net income attributable to shareholders		2.2	(0.5)
Net income attributable to non-controlling interests		0.2	(0.1)
Comprehensive income attributable to shareholders		2.2	(0.5)
Comprehensive income attributable to non-controlling interests		$ 0.2	$ (0.1)